Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of accounts receivable

	Notes	December 31, 2024	December 31, 2023
Receivables from contracts with customers
Third parties
Iron Solutions		1,540	3,406
Energy Transition Metals		788	743
Other		19	3
Related parties	32	63	89
Accounts receivable		2,410	4,241
Expected credit loss		(52)	(44)
Accounts receivable, net		2,358	4,197

Schedule of sensitivity of the company's risk on final settlement

	December 31, 2024
	Thousand metric tons	Provisional price (US$/ton)	Variation	Effect on Revenue (US$ million)
Iron ore	19,621	101	+/- 10%	+/- 198
Copper	69	8,479	+/- 10%	+/- 58